BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Advanced Drainage Systems, Inc. (collectively with its subsidiaries referred to as “ADS”, the “Company”, “we”, “us” and “our”), incorporated in Delaware, designs, manufactures and markets high performance thermoplastic corrugated pipe and related water management products, primarily in North and South America and Europe.

The Company is managed based primarily on the geographies in which it operates and reports results of operations in two reportable segments. The reportable segments are Domestic and International.

2014 Initial Public Offering (“IPO”)

On July 11, 2014, in anticipation of the IPO, we executed a 4.707-for-one split of our common and our preferred stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented.

On July 30, 2014, we completed the IPO of our common stock, which resulted in the sale by the Company of 5,289 shares, bringing the total number of shares issued and outstanding as of July 30, 2014 to 52,881. We received total proceeds from the IPO of $79.1 million after excluding underwriter discounts and commissions of $5.5 million, based upon the price to the public of $16.00 per share. After deducting other offering expenses of approximately $6.8 million, we used the net proceeds of $72.3 million to reduce the outstanding indebtedness under the revolving portion of our credit facility. The common stock is listed on the New York Stock Exchange under the symbol “WMS.”

On August 22, 2014, an additional 600 shares of common stock were sold by certain selling stockholders of the Company as a result of the partial exercise by the underwriters of the over-allotment option granted by the selling stockholders to the underwriters in connection with the IPO. The shares were sold at the public offering price of $16.00 per share. The Company did not receive any proceeds from the sale of such additional shares.

Basis of Presentation

The Company prepares its condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Condensed Consolidated Balance Sheet as of March 31, 2014 was derived from audited financial statements. In our opinion, the accompanying unaudited condensed consolidated financial statements contain all adjustments, of a normal recurring nature, necessary to present fairly its financial position as of September 30, 2014 and the results of operations for the six months ended September 30, 2013 and 2014 and cash flows for the six months ended September 30, 2013 and 2014. The interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto filed in our Registration Statement filing on Form S-1 (File No. 333-194980), as amended, declared effective by the SEC on July 24, 2014.

Principles of Consolidation

Our condensed consolidated financial statements include the Company, our wholly-owned subsidiaries, our majority-owned subsidiaries and variable interest entities (“VIEs”) of which we are the primary beneficiary. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded in Other assets in our Condensed Consolidated Balance Sheets and the related equity earnings from these investments is included in Equity in net loss of unconsolidated affiliates in our Condensed Consolidated Statements of Income. All intercompany balances and transactions have been eliminated in consolidation.

Estimates

The preparation of our condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include, but are not limited to, our allowance for doubtful accounts, useful lives of our property, plant and equipment and amortizing intangible assets, valuation allowance on deferred tax assets, reserves for uncertain tax positions, evaluation of goodwill, intangible assets and other long-lived assets for impairment, accounting for stock based compensation and our ESOP, reserves for general liability, workers’ compensation, and medical insurance, cash discounts and customer rebates and valuation of our Redeemable Common Stock and Redeemable Convertible Preferred Stock. Management’s estimates and assumptions are evaluated on an ongoing basis and are based on historical experience, current conditions and available information. Management believes the accounting estimates are appropriate and reasonably determined; however, due to the inherent uncertainties in making these estimates, actual results could differ from those estimates.

Recent Accounting Pronouncements Not Yet Adopted

In April 2014, the Financial Accounting Standards Board issued authoritative guidance amending existing requirements for reporting discontinued operations. Under the new guidance, discontinued operations reporting will be limited to disposal transactions that represent strategic shifts having a major effect on operations and financial results. The amended guidance also enhances disclosures and requires assets and liabilities of a discontinued operation to be classified as such for all periods presented in the financial statements. Public entities will apply the amended guidance prospectively to all disposals occurring within annual periods beginning on or after December 15, 2014, and interim periods within those years. We will adopt this standard effective April 1, 2015. We are currently evaluating the impact of this amendment on our consolidated financial statements.

In May 2014, the Financial Accounting Standards Board issued an accounting standards update which amends the guidance for revenue recognition. This amendment contains principals that will require an entity to recognize revenue to depict the transfer of goods and services to customers at an amount that an entity expects to be entitled to in exchange for goods or services. The amendment sets forth a new revenue recognition model that requires identifying the contract, identifying the performance obligations and recognizing the revenue upon satisfaction of performance obligations. This amendment is effective for annual periods beginning on or after December 15, 2016, and interim periods within those years, with earlier adoption not permitted. We will adopt this standard effective April 1, 2017. We are currently evaluating the impact of this amendment on our consolidated financial statements.

In August 2014, the Financial Accounting Standards Board issued an accounting standards update which provides guidance for management’s assessment of an entity’s ability to continue as a going concern. The new guidance is intended to define management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The guidance provides a definition of the term substantial doubt and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). It also requires certain disclosures when substantial doubt is alleviated as a result of the consideration of management’s plans and requires an express statement and other disclosures when substantial doubt is not alleviated. The new standard will be effective for annual periods beginning on or after December 15, 2016, and interim periods within those years, with earlier adoption permitted. We will adopt this standard effective April 1, 2017. We are currently evaluating the impact of this new standard on our consolidated financial statements.

1.	BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Advanced Drainage Systems, Inc. and subsidiaries (collectively referred to as “ADS”, the “Company”, “we”, “us” and “our”), incorporated in Delaware, designs, manufactures and markets high performance thermoplastic corrugated pipe and related water management products, primarily in North and South America and Europe.

The Company is managed based primarily on the geographies in which it operates and reports results of operations in two reportable segments. The reportable segments are Domestic and International.

Principles of Consolidation

Our consolidated financial statements include the Company, our wholly owned subsidiaries, our majority owned subsidiaries and variable interest entities (“VIEs”) of which we are the primary beneficiary. We use the equity method of accounting for equity investments where we exercise significant influence but do not hold a controlling financial interest. Such investments are recorded in Other assets in our Consolidated Balance Sheets and the related equity earnings from these investments is included in Equity in net (income) loss of unconsolidated affiliates in our Consolidated Statements of Income. All intercompany balances and transactions have been eliminated in consolidation.

Estimates

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include, but are not limited to, our allowance for doubtful accounts, useful lives of our property, plant and equipment and amortizing intangible assets, valuation allowance on deferred tax assets, reserves for uncertain tax positions, evaluation of goodwill, intangible assets and other long-lived assets for impairment, accounting for stock based compensation and our ESOP, reserves for general liability, workers’ compensation, and medical insurance, cash discounts and customer rebates and valuation of our Redeemable Common Stock and Redeemable Convertible Preferred Stock. Management’s estimates and assumptions are evaluated on an ongoing basis and are based on historical experience, current conditions and available information. Management believes the accounting estimates are appropriate and reasonably determined; however, due to the inherent uncertainties in making these estimates, actual results could differ from those estimates.

Allowance for Doubtful Accounts

Credit is extended to customers based on an evaluation of their financial condition and collateral is generally not required. The evaluation of the customer’s financial condition is performed to reduce the risk of loss. Accounts receivable are evaluated for collectability based on numerous factors, including the length of time individual receivables are past due, past transaction history with customers, their credit worthiness and the economic environment. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

Inventories are stated at the lower of cost or market value. The Company’s inventories are maintained on the FIFO method. Costs include the cost of acquiring materials, direct and indirect labor and factory overhead. The Company recognizes the portion of fixed manufacturing overheads that relates to production that does not meet the definition of normal capacity as an expense in the period in which it is incurred.

Market value of inventory is established based on the lower of cost or estimated net realizable value, with consideration given to deterioration, obsolescence, and other factors. The Company periodically evaluates the carrying value of inventories and adjustments are made whenever necessary to reduce the carrying value to market value.

Property, Plant, and Equipment and Depreciation Method

Property, plant, and equipment is stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Buildings	40
Machinery and equipment	7 - 15
Leasehold improvements	Life of lease
Capitalized software costs	3 - 7

Costs of additions and major improvements are capitalized, whereas maintenance and repairs that do not improve or extend the life of the asset are charged to expense as incurred. Construction in progress is also recorded at cost and includes capitalized interest, capitalized payroll costs and related costs such as taxes and other fringe benefits. When assets are retired or sold, the cost and related accumulated depreciation are removed from the asset accounts and any resulting gain or loss is reflected in our Consolidated Statements of Income.

Long-Lived Assets

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that carrying amounts of an asset group may not be recoverable. Asset groups are established primarily by determining the lowest level of identifiable cash flows that are largely independent of the cash flows of other groups of assets and liabilities. If the estimated undiscounted cash flows are less than the carrying amounts of such assets, an impairment loss in an amount necessary to write down the assets to fair value is determined from expected future discounted cash flows. Determining the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions.

The Company did not incur any impairment expense for long-lived assets in the fiscal years ended March 31, 2012, 2013 and 2014.

Goodwill

The Company accounts for costs of acquired assets in excess of fair value (“goodwill”) and other intangible assets not subject to amortization in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 350, “Intangibles — Goodwill and Other”. Goodwill is reviewed annually for impairment as of March 31 or whenever events or changes in circumstances indicate the carrying value may not be recoverable. The goodwill impairment analysis is comprised of two steps. The first step requires the comparison of the fair value of the applicable reporting unit to its respective carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not considered impaired and the Company would not be required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then we would record an impairment loss equal to the difference. With respect to this testing, a reporting unit is a component of the Company for which discrete financial information is available and regularly reviewed by management. Implied fair value of goodwill is determined by considering both the income and market approach. Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. The fair value estimates are based on assumptions management believes to be reasonable, but are inherently uncertain.

The Company did not incur any impairment expense for goodwill in the fiscal years ended March 31, 2012, 2013 and 2014.

Intangible Assets — Definite Lived

Definite-lived intangible assets are amortized using the straight-line method over their estimated useful lives, and are tested for recoverability whenever events or changes in circumstances indicate that carrying amounts of the asset group may not be recoverable. Asset groups are established primarily by determining the lowest level of cash flows available. If the estimated undiscounted future cash flows are less than the carrying amounts of such assets, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Determining the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions.

In April 2011, the Company recharacterized the Hancor trademark previously classified as indefinite lived since 2005, to definite lived based on management’s decision to discontinue the use of the trademark over the next 15 years. When such a change is made, the asset is required to be tested for impairment. The Company tested the trademark for impairment using the relief from royalty valuation method and recorded an impairment charge of $3,200 in General and administrative expenses in the Consolidated Statements of Income, resulting in the carrying value of the trademark being reduced, and thus equal, to the estimated fair value, which will be amortized over a 15-year period.

No additional impairment charges were recorded in the fiscal years ended March 31, 2012, 2013 or 2014.

Intangible Assets — Indefinite Lived

Indefinite-lived intangible assets are tested for impairment annually as of March 31 or whenever events or changes in circumstances indicate the carrying value may be greater than fair value. Determining the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. The Company bases its fair value estimates on assumptions it believes to be reasonable, but that are inherently uncertain. To estimate the fair value of these indefinite-lived intangible assets, the Company uses an income approach, which utilizes a market derived rate of return to discount anticipated performance. An impairment loss is recognized when the estimated fair value of the intangible asset is less than the carrying value.

The Company did not record any impairment in the fiscal years ended March 31, 2012, 2013 or 2014 other than the Hancor trademark impairment described previously.

Other Assets

Other assets include investments in unconsolidated affiliates accounted for under the equity method, capitalized software development costs, central parts, certain deferred financing costs and cash surrender value of officer life insurance on key senior management executives. The Company capitalizes software development costs for internal use. Capitalization of software development costs begins in the application development stage and ends when the asset is placed into service. The Company amortizes such costs using the straight-line method over estimated useful lives and is included in General and administrative expenses or Cost of goods sold within our Consolidated Statements of Income depending on the nature of the asset and its intended use. Amortization expense related to certain deferred financing costs is included in Interest expense within our Consolidated Statements of Income. Central parts represent spare production equipment items held by the Company which are used to replace broken production equipment parts and help reduce the risk of prolonged equipment outages.

Other assets as of the fiscal years ended March 31 consisted of the following:

(Amounts in thousands)	2013	2014
Investments in unconsolidated affiliates	$22,012	$25,231
Capitalized software development costs	15,912	15,247
Central parts	10,386	9,067
Deferred financing costs	5,260	5,969
Cash surrender value of officer life insurance	403	1,200
Deposits	2,172	5,501
Note receivable	1,200	600
Other	3,096	1,718

Total other assets	$60,441	$64,533

The following table sets forth amortization expense in each of the fiscal years ending March 31:

(Amounts in thousands)	2012	2013	2014
Capitalized software development costs	$4,875	$4,494	$4,308
Deferred financing costs	1,935	1,996	1,602

Foreign Currency Translation

Assets and liabilities of foreign subsidiaries with a functional currency other than the U.S. dollar are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Net Sales

ADS recognizes Net sales when persuasive evidence of an agreement exists, delivery has occurred, the price to the buyer is fixed and determinable and collectability is reasonably assured.

ADS ships products to customers predominantly by internal fleet and to a lesser extent by third-party carriers. Sales, net of sales tax and allowances for returns, rebates and discounts are recognized from product sales when title to the products is passed to the customer, which generally occurs upon delivery.

Shipping Costs

Shipping costs are incurred to physically move our products from the production or storage facility to our customers. Shipping costs for the fiscal years ended March 31, 2012, 2013 and 2014 were $107,293, $108,908 and $110,973, respectively, and are included in Cost of goods sold. All shipping costs billed to customers are included in Net sales.

Stock Based Compensation

ADS has several programs for stock based payments to employees and directors in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. Equity-classified awards are measured based on the grant-date estimated fair value of each award, net of estimated forfeitures, and liability-classified awards are re-measured at their fair value, net of estimated forfeitures, at each reporting date for accounting purposes. Compensation expense is recognized over the employee’s requisite service period, which is generally the vesting period of the grant. The fair value of each stock option granted is estimated using the Black-Scholes option pricing model. Compensation expense is recorded for new awards and existing awards that are modified, repurchased, or forfeited. For details of our stock based compensation award programs, please see Note 17, Stock Compensation.

Research and Development

Research and development costs are expensed as incurred. Research and development costs are recorded in General and administrative expenses in the Consolidated Statements of Income and are immaterial for the fiscal years ended March 31, 2012, 2013 and 2014.

Advertising

We expense advertising costs as incurred. Advertising costs are recorded in Selling expenses in the Consolidated Statements of Income. The total advertising costs were $2,666, $2,732, and $2,335 for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Self Insurance

ADS is self-insured for workers’ compensation insurance with stop-loss coverage for claims that exceed $250 per incident up to the respective state statutory limits. Total claims expense was $1,597, $1,250, and $1,395 for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. Management has established a reserve for claims incurred but not reported based on our estimate of future claims related to current operations.

The Company provides life, accidental death and dismemberment and medical coverage for substantially all eligible employees. The Company is self-insured for medical and compensation claims up to the individual and aggregate stop-loss coverage limits. The Company contributed $29,101, $29,969, and $29,484 to fund the plan for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized and represent the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. They are measured using the enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The deferred income tax provision represents the change during the reporting period in the deferred tax assets and deferred tax liabilities. Penalties and interest recorded on income taxes payable are recorded as part of income taxes.

The Company adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions on January 1, 2009, which required the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation process, based upon the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Fair Values

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 — Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

Level 3 — Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

The carrying amounts of current assets and liabilities approximate their fair market value because of the immediate or short-term maturity of these financial instruments. The carrying and fair values of the Company’s Senior Notes (discussed in Note 10) were $100,000 and $104,211, respectively, as of March 31, 2014. The fair value of the Senior Notes was determined based on a comparison of the interest rate and terms of such borrowings to the rates and terms of similar debt available for the period. Management believes the carrying amount on the remaining long-term debt is not materially different from its fair value as the interest rates and terms of the borrowings are similar to currently available borrowings. The categorization of the framework used to evaluate this debt is considered Level 2.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of accounts receivable. The Company provides its products to customers based on an evaluation of the customers’ financial condition, generally without requiring collateral. Exposure to losses on receivables is principally dependent on each customer’s financial condition. The Company monitors the exposure for credit losses and maintains allowances for anticipated losses. Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers comprising the Company’s customer base and their dispersion across many different geographies. The Company performs ongoing credit evaluations of its customers.

Leases

Leases are reviewed for capital or operating classification at their inception under the guidance of FASB ASC Topic 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. For leases classified as operating leases, we record rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases as of March 31, 2013 and 2014 are not material.

Derivatives

We recognize derivative instruments as either assets or liabilities and measure those instruments at fair value. We use interest rate swaps, commodity options in the form of collars, and foreign currency forward contracts to manage our various exposures to interest rate, commodity price, and exchange rate fluctuations. These instruments do not qualify for hedge accounting treatment under ASC 810-15 and therefore, gains and losses from contract settlements and changes in fair value of the derivative instruments are recognized in Other miscellaneous (income) expense, net in the Consolidated Statements of Income. Our policy is to present all derivative balances on a gross basis.

Recent Accounting Pronouncements

Fair value measurement — In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820), which clarifies the measurement of fair value for certain assets and liabilities and expands the disclosure requirements for Level 3 fair value investments. The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 became effective for the Company in the fiscal year ending March 31, 2013. The adoption of the amended guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Comprehensive income: Presentation — In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220), accounting guidance related to the presentation of comprehensive income in ASC 220, Comprehensive Income. The objective of this ASU is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this guidance, entities are required to report the components of net income and comprehensive income either in one continuous statement or in two separate but consecutive statements. The option to present items of other comprehensive income in the statement of changes in equity was eliminated. The guidance became effective for the Company in the fiscal year ending March 31, 2013. The Company elected to present the components of net income and other comprehensive income in the two statement format.

Comprehensive income: Reclassifications — In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220), accounting guidance related to the presentation of comprehensive income in ASC 220, Comprehensive Income. This ASU supersedes and replaces the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which was issued in December 2011. The amendments in ASU 2013-02 would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income by the respective line items of net income. For public entities, the provisions of this ASU became effective for reporting periods beginning after December 15, 2012. The Company elected to early adopt this ASU, and the amended guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Income Taxes — In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740), which requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carry forward. However, if a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments are not expected to have a material impact on our consolidated financial statements and related disclosures.

Discontinued Operations — In April 2014, the FASB issued authoritative guidance amending existing requirements for reporting discontinued operations. Under the new guidance, discontinued operations reporting will be limited to disposal transactions that represent strategic shifts having a major effect on operations and financial results. The amended guidance also enhances disclosures and requires assets and liabilities of a discontinued operation to be classified as such for all periods presented in the financial statements. Public entities will apply the amended guidance prospectively to all disposals occurring within annual periods beginning on or after December 15, 2014, and interim periods within those years. We will adopt this standard effective April 1, 2015. Due to the change in requirements for reporting discontinued operations described above, presentation and disclosures of future disposal transactions after adoption may be different than under current standards.